Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Alabama Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alabama Tax-Free Income Series
Average Annual Return, Percent	8.51%	0.57%	1.73%
Kentucky Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kentucky Tax-Free Income Series
Average Annual Return, Percent	7.65%	0.81%	1.80%
Mississippi Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mississippi Tax-Free Income Series
Average Annual Return, Percent	6.93%	0.55%	1.51%
North Carolina Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Carolina Tax-Free Income Series
Average Annual Return, Percent	7.13%	0.46%	1.50%
Tennessee Tax-Free Income Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tennessee Tax-Free Income Series
Average Annual Return, Percent	8.35%	0.89%	1.59%
Intermediate Government Bond Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Government Bond Series
Average Annual Return, Percent	2.35%	1.74%	1.50%
Taxable Municipal Bond Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Taxable Municipal Bond Series
Average Annual Return, Percent	5.23%	(2.38%)	0.55%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.14%
Bloomberg Intermediate U.S. Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Bond Index
Average Annual Return, Percent	2.67%	0.91%	1.42%
Bloomberg Taxable Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Taxable Municipal Bond Index
Average Annual Return, Percent	5.13%	(0.11%)	2.42%